Income Taxes - Summary of Valuation Allowance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance [Abstract]
Balance at the beginning	$ 279	$ 250	$ 228
Provision for income taxes	(5)	39	43
Foreign currency exchange and other	(2)	(10)	(21)
Balance at the end	$ 272	$ 279	$ 250